Note 9 - Intangible Assets (Details Textual) - CAD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Intangible assets other than goodwill	$ 10,560,000	$ 12,054,000
Value of business acquired [member] | Digital Boundary Group [member]
Statement Line Items [Line Items]
Intangible assets other than goodwill	10,600,000	12,100,000
Intangible assets other than goodwill, gross	3,900,000	3,900,000
Intangible assets other than goodwill, accumulated amortisation	$ 1,900,000	1,500,000
Useful life measured as period of time, intangible assets other than goodwill (Year)	10 years
Amortisation, intangible assets other than goodwill	$ 394,000	394,000
Value of business acquired [member] | VersaBank USA [member]
Statement Line Items [Line Items]
Intangible assets other than goodwill	2,600,000	2,600,000
Intangible assets other than goodwill, accumulated amortisation	$ 269,000	0
Useful life measured as period of time, intangible assets other than goodwill (Year)	10 years
Amortisation, intangible assets other than goodwill	$ 269,000	0
Computer software [member]
Statement Line Items [Line Items]
Intangible assets other than goodwill	7,100,000	7,100,000
Intangible assets other than goodwill, accumulated amortisation	$ 686,000	0
Useful life measured as period of time, intangible assets other than goodwill (Year)	10 years
Amortisation, intangible assets other than goodwill	$ 686,000	$ 0